Label	Element	Value
Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (381,000)
Additional Paid-in Capital [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 381,000